Reinsurance - Q3 Multi-line Quota Share Reinsurance (Details) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Jan. 01, 2016	Oct. 02, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2016	Jan. 02, 2016	Jan. 02, 2015
Multi Line Quota Share Treaty - 2013 [Member]
Reinsurance Retention Policy [Line Items]
Effect of commutation								$ 11.9
Commutation percent								55.00%
Multi Line Quota Share Treaty - 2014 [Member]
Reinsurance Retention Policy [Line Items]
Provisional ceding commission rate					40.00%
Reinsurance margin					4.25%
Effect of commutation							$ 34.2
Multi Line Quota Share Treaty - 2014 [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission					25.00%
Multi Line Quota Share Treaty - 2014 [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission					40.00%
Multi Line Quota Share Treaty - 2015 [Member]
Reinsurance Retention Policy [Line Items]
Provisional ceding commission rate				41.00%	41.00%
Reinsurance margin				4.00%	4.00%
Ceding percentage	15.00%	40.00%	50.00%
Effect of change in ceding rate							$ 17.0
Multi Line Quota Share Treaty - 2015 [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission				25.00%	25.00%
Multi Line Quota Share Treaty - 2015 [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission				41.00%	41.00%
Multi Line Quota Share Treaty - 2016 [Member] | Subsequent Event [Member]
Reinsurance Retention Policy [Line Items]
Effect of commutation						$ 15.5